Summary of Significant Accounting Policies (Details) - Schedule of Revenue Streams by Segments - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue Streams by Segments [LIne Items]
Loans	$ 60,282	$ 41,472	$ 123,468	$ 117,805	$ 157,190	$ 176,175
Commissions	4,784,825	12,168,777	15,661,048	38,507,460	50,068,936	26,561,691
Recurring asset management service fees	$ 594,819	996,252	$ 2,232,462	$ 3,025,849	3,963,061	4,342,361
Total revenues from others					54,189,187	31,080,227
Insurance brokerage service [Member]
Schedule of Revenue Streams by Segments [LIne Items]
Loans
Commissions					48,886,928	24,610,309
Recurring asset management service fees
Total revenues from others					48,886,928	24,610,309
Asset management service [Member]
Schedule of Revenue Streams by Segments [LIne Items]
Loans
Commissions					1,138,432	1,764,310
Recurring asset management service fees					3,963,061	4,342,361
Total revenues from others					5,101,493	6,106,671
Money lending service [Member]
Schedule of Revenue Streams by Segments [LIne Items]
Loans		41,472			157,190	176,175
Commissions
Recurring asset management service fees
Total revenues from others					157,190	176,175
Real estate agency service [Member]
Schedule of Revenue Streams by Segments [LIne Items]
Loans
Commissions					43,576	187,072
Recurring asset management service fees
Total revenues from others					$ 43,576	$ 187,072